Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 697	$ 0
Deferred tax liabilities	(3,578)	0
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	665	0
Research and development tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	32	0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (4,275)	$ 0